Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

January 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 26.4%

Communication Services – 1.9%

CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$710,000	$678,714
Cipher Compute LLC, 7.13%, 11/15/30(1)	30,000	30,950
CMG Media Corp., 8.88%, 06/18/29(1)	390,000	338,181
CSC Holdings LLC, 11.75%, 01/31/29(1)	600,000	437,875
CSC Holdings LLC, 4.13%, 12/01/30(1)	250,000	151,816
Directv Financing LLC, 8.88%, 02/01/30(1)	395,000	400,475
Directv Financing LLC, 8.88%, 02/01/30(1)	45,000	45,619
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	56,000	56,302
DISH Network Corp., 11.75%, 11/15/27(1)	325,000	336,527
Gray Media, Inc., 9.63%, 07/15/32(1)	400,000	412,702
Gray Television, Inc., 5.38%, 11/15/31(1)	600,000	446,236
Meta Platforms, Inc., 5.75%, 11/15/65	995,000	941,571
Millennium Escrow Corp., 6.63%, 08/01/26(1)	635,000	622,173
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	12,501
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	350,000	362,238
Snap, Inc., 6.88%, 03/01/33(1)	305,000	313,198
Snap, Inc., 6.88%, 03/15/34(1)	170,000	173,758
Sprint Capital Corp., 8.75%, 03/15/32	380,000	460,334
T-Mobile USA, Inc., 5.05%, 07/15/33	96,000	97,576
Univision Communications, Inc., 8.00%, 08/15/28(1)	620,000	640,198
Total Communication Services		6,958,944
Consumer Discretionary – 2.0%

Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	450,000	470,294
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	445,000	421,490
Churchill Downs, Inc., 6.75%, 05/01/31(1)	660,000	680,845
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/30(1)	15,000	15,700
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/32(1)	100,000	103,567
Dick's Sporting Goods, Inc., 4.10%, 01/15/52	970,000	709,846
Ford Motor Co., 3.25%, 02/12/32	105,000	93,303
Ford Motor Co., 4.75%, 01/15/43	80,000	64,216
Ford Motor Credit Co. LLC, 6.05%, 11/05/31	120,000	123,975
Ford Motor Credit Co. LLC, 6.50%, 02/07/35	370,000	386,112
Installed Building Products, Inc., 5.63%, 02/01/34(1)	10,000	10,083
Meritage Homes Corp., 3.88%, 04/15/29(1)	561,000	552,102
New Home Co., Inc. (The), 9.25%, 10/01/29(1)	375,000	395,617
New Home Co., Inc. (The), 8.50%, 11/01/30(1)	40,000	41,716
Newell Brands, Inc., 6.38%, 09/15/27	260,000	263,007
Newell Brands, Inc., 6.63%, 09/15/29	476,000	476,905
Park River Holdings, Inc., 8.00%, 03/15/31(1)	60,000	61,871
Polaris, Inc., 5.60%, 03/01/31	650,000	660,230
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(1)	75,000	76,172
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)(3)(4)	92,500	278
Security Description	Principal	Value
CORPORATE BONDS (continued)

Consumer Discretionary (continued)

Stellantis Finance US, Inc., 6.45%, 03/18/35(1)	$460,000	$479,577
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	25,000	25,673
Under Armour, Inc., 7.25%, 07/15/30(1)	235,000	240,587
Wayfair LLC, 7.25%, 10/31/29(1)	5,000	5,232
Wayfair LLC, 6.75%, 11/15/32(1)	145,000	149,987
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	645,000	637,051
WULF Compute LLC, 7.75%, 10/15/30(1)	275,000	287,086
Total Consumer Discretionary		7,432,522

Consumer Staples – 0.7%

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	790,000	779,854
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/34(1)	50,000	49,236
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash / 9.5% PIK)(1)(5)	218	233
Pilgrim's Pride Corp., 6.25%, 07/01/33	633,000	677,464
Post Holdings, Inc., 6.38%, 03/01/33(1)	575,000	579,895
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	455,000	455,736
Total Consumer Staples		2,542,418
Energy – 3.4%

Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	285,000	301,119
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	180,000	180,451
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 07/01/34(1)	40,000	40,425
Antero Resources Corp., 5.38%, 03/01/30(1)	200,000	202,942
Ascent Resources Utica Holdings LLC / Aru Finance Corp., 6.63%, 07/15/33(1)	285,000	295,304
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(6)	495,000	491,604
Bristow Group, Inc., 6.75%, 02/01/33(1)	70,000	70,853
Buckeye Partners LP, 6.75%, 02/01/30(1)	150,000	157,252
Caturus Energy LLC, 8.50%, 02/15/30(1)	480,000	500,791
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	135,000	144,191
Columbia Pipelines Operating Co. LLC, 5.44%, 02/15/35(1)	415,000	424,751
DBR Land Holdings LLC, 6.25%, 12/01/30(1)	195,000	199,875
DT Midstream, Inc., 4.13%, 06/15/29(1)	105,000	103,828
DT Midstream, Inc., 4.38%, 06/15/31(1)	455,000	446,228
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(6)	555,000	557,881
Equities Corp., 6.38%, 04/01/29	285,000	294,938
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	430,000	396,680
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	545,000	573,887

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Energy (continued)

Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	$285,000	$294,273
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	385,000	405,591
HF Sinclair Corp., 6.25%, 01/15/35	800,000	836,717
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	125,000	125,098
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/35(1)	395,000	382,449
Kodiak Gas Services LLC, 6.75%, 10/01/35(1)	185,000	191,273
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(1)	845,000	877,977
Mesquite Energy, Inc., Escrow, 7.25%, 02/15/23, perpetual(1)(4)(6)	12,000	61
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.13%, 02/15/29(1)	20,000	20,766
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.38%, 02/15/32(1)	415,000	434,618
Occidental Petroleum Corp., 5.55%, 10/01/34	355,000	363,331
Occidental Petroleum Corp., 6.20%, 03/15/40	370,000	378,021
SM Energy Co., 8.75%, 07/01/31(1)	160,000	168,257
Tidewater, Inc., 9.13%, 07/15/30(1)	260,000	281,420
Transocean International Ltd., 8.75%, 02/15/30(1)	56,250	58,665
Transocean International Ltd., 7.88%, 10/15/32(1)	20,000	21,106
Transocean, Inc., 8.25%, 05/15/29(1)	30,000	30,583
Transocean, Inc., 8.50%, 05/15/31(1)	195,000	198,624
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	125,000	115,411
Venture Global LNG, Inc., 9.00%, (US 5 Year CMT T- Note + 5.44%), perpetual(1)(2)(6)	380,000	334,530
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	270,000	285,639
VoltaGrid LLC, 7.38%, 11/01/30(1)	320,000	324,280
Western Midstream Operating LP, 5.25%, 02/01/50	935,000	803,451
Williams Cos., Inc. (The), 5.15%, 03/15/34	425,000	430,859
Total Energy		12,746,000
Financials – 7.7%

Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/29(1)	135,000	140,060
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/29(1)	530,000	523,831
Ally Financial, Inc., 8.00%, 11/01/31	805,000	913,061
American Express Co., 5.63%, (SOFR + 1.93%), 07/28/34(2)	750,000	781,199
American National Group, Inc., 7.00%, (US 5 Year CMT T- Note + 3.18%), 12/01/55(2)	110,000	111,171
Apollo Debt Solutions BDC, 6.90%, 04/13/29	305,000	318,347
Apollo Debt Solutions BDC, 5.88%, 08/30/30	370,000	372,921
Security Description	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)

Apollo Global Management, Inc., 6.00%, (US 5 Year CMT T- Note + 2.17%), 12/15/54(2)	$485,000	$485,196
Atlas Warehouse Lending Co. LP, 5.25%, 01/15/33(1)	890,000	891,570
Azorra Finance Ltd., 7.25%, 01/15/31(1)	280,000	293,452
Bank of America Corp., 2.97%, (SOFR + 1.33%), 02/04/33(2)	110,000	100,630
Bank of America Corp., 5.52%, (SOFR + 1.74%), 10/25/35(2)	430,000	439,022
Blackstone Private Credit Fund, 6.00%, 01/29/32	370,000	371,168
Block, Inc., 6.50%, 05/15/32	475,000	493,767
Block, Inc., 6.00%, 08/15/33(1)	90,000	91,976
Blue Owl Credit Income Corp., 6.65%, 03/15/31	480,000	491,249
Blue Owl Finance LLC, 3.13%, 06/10/31	510,000	462,839
Blue Owl Finance LLC, 6.25%, 04/18/34	270,000	278,336
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	540,000	539,070
Capital One Financial Corp., 2.36%, (SOFR + 1.34%), 07/29/32(2)	345,000	301,897
Capital One Financial Corp., 6.38%, (SOFR + 2.86%), 06/08/34(2)	360,000	386,704
Charles Schwab Corp. (The), 4.00%, (US 5 Year CMT T- Note + 3.17%), perpetual(2)(6)	340,000	338,801
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(6)	497,000	466,579
Charles Schwab Corp. (The), 6.14%, (SOFR + 2.01%), 08/24/34(2)	180,000	195,666
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(6)	390,000	389,533
Citigroup, Inc., 3.98%, (3-Month SOFR + 1.60%), 03/20/30(2)	145,000	143,947
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	130,000	141,526
Citigroup, Inc., 6.17%, (SOFR + 2.66%), 05/25/34(2)	357,000	378,124
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(2)	315,000	323,630
Corebridge Financial, Inc., 6.38%, (US 5 Year CMT T- Note + 2.65%), 09/15/54(2)	329,000	336,294
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 5.95%, 09/17/30(1)	590,000	563,715
F&G Annuities & Life, Inc., 6.50%, 06/04/29	570,000	592,608
Fifth Third Bancorp, 4.34%, (SOFR + 1.66%), 04/25/33(2)	220,000	215,572
Focus Financial Partners LLC, 6.75%, 09/15/31(1)	180,000	184,397
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	180,000	205,258
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	65,000	67,237
Global Payments, Inc., 5.55%, 11/15/35	815,000	808,469
Goldman Sachs Group, Inc. (The), 5.33%, (SOFR + 1.55%), 07/23/35(2)	430,000	439,533

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)

Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	$130,000	$141,770
Goldman Sachs Group, Inc. (The), 5.07%, (SOFR + 1.19%), 01/21/37(2)	27,000	26,895
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34	808,000	826,371
Huntington Bancshares, Inc./Oh, 5.71%, (SOFR + 1.87%), 02/02/35(2)	240,000	249,841
Huntington Bancshares, Inc./Oh, 6.14%, (US 5 Year CMT T- Note + 1.70%), 11/18/39(2)	405,000	423,740
Ion Platform Finance US, Inc. / Ion Platform Finance Sarl, 8.75%, 05/01/29(1)	145,000	138,353
Ion Platform Finance US, Inc. / Ion Platform Finance Sarl, 9.50%, 05/30/29(1)	375,000	362,179
J.P. Morgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	230,000	242,772
J.P. Morgan Chase & Co., 5.35%, (SOFR + 1.85%), 06/01/34(2)	480,000	496,595
J.P. Morgan Chase & Co., 6.25%, (SOFR + 1.81%), 10/23/34(2)	110,000	120,059
J.P. Morgan Chase & Co., 5.58%, (SOFR + 1.64%), 07/23/36(2)	415,000	426,511
KeyCorp., 4.79%, (SOFR + 2.06%), 06/01/33(2)	100,000	99,868
KeyCorp., 6.40%, (SOFR + 2.42%), 03/06/35(2)	450,000	487,749
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	565,000	562,204
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	675,000	668,176
M&T Bank Corp., 5.40%, (US 5 Year CMT T- Note + 1.43%), 07/30/35(2)	580,000	586,175
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	440,000	441,172
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	130,000	141,886
Morgan Stanley, 5.25%, (SOFR + 1.87%), 04/21/34(2)	190,000	194,999
Morgan Stanley, 5.42%, (SOFR + 1.88%), 07/21/34(2)	205,000	212,290
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	97,000	101,490
MSCI, Inc., 3.63%, 09/01/30(1)	459,000	439,020
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	185,000	187,187
NCR Atleos Corp., 9.50%, 04/01/29(1)	77,000	82,561
Northern Trust Corp., 5.12%, (US 5 Year CMT T- Note + 1.05%), 11/19/40(2)	885,000	880,941
OneMain Finance Corp., 6.13%, 05/15/30	65,000	66,300
OneMain Finance Corp., 7.13%, 11/15/31	325,000	337,008
OneMain Finance Corp., 6.75%, 03/15/32	135,000	138,145
OneMain Finance Corp., 6.50%, 03/15/33	315,000	316,871
OneMain Finance Corp., 6.75%, 09/15/33	75,000	75,925
PNC Financial Services Group, Inc. (The), 5.58%, (SOFR + 1.39%), 01/29/36(2)	645,000	669,854
Security Description	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)

PNC Financial Services Group, Inc. (The), 5.42%, (US 5 Year CMT T- Note + 1.17%), 01/25/41(2)	$205,000	$204,888
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	99,000	97,866
Prudential Financial, Inc., 6.50%, (US 5 Year CMT T- Note + 2.40%), 03/15/54(2)	450,000	473,982
Reinsurance Group of America, Inc., 6.65%, (US 5 Year CMT T- Note + 2.39%), 09/15/55(2)	395,000	407,981
Rocket Cos., Inc., 6.38%, 08/01/33(1)	260,000	270,065
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(6)	430,000	446,272
State Street Corp., 6.12%, (SOFR + 1.96%), 11/21/34(2)	405,000	436,402
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	69,508
Truist Financial Corp., 5.12%, (SOFR + 1.85%), 01/26/34(2)	145,000	147,180
Truist Financial Corp., 5.87%, (SOFR + 2.36%), 06/08/34(2)	505,000	535,069
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T- Note + 3.45%), perpetual(2)(6)	355,000	354,788
Wells Fargo & Co., 5.39%, (SOFR + 2.02%), 04/24/34(2)	215,000	222,420
Wells Fargo & Co., 6.49%, (SOFR + 2.06%), 10/23/34(2)	475,000	522,828
Total Financials		28,912,511
Health Care – 2.7%

Acadia Healthcare Co., Inc., 5.50%, 07/01/28(1)	485,000	479,533
Amgen, Inc., 5.65%, 03/02/53	635,000	625,469
AMN Healthcare, Inc., 6.50%, 01/15/31(1)	175,000	177,432
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(1)	20,000	21,084
Baxter International, Inc., 5.65%, 12/15/35	665,000	670,896
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(1)	20,000	20,080
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	45,000	42,465
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	635,000	570,091
CVS Health Corp., 5.05%, 03/25/48	335,000	294,787
CVS Health Corp., 6.75%, (US 5 Year CMT T- Note + 2.52%), 12/10/54(2)	331,000	344,261
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	860,000	800,691
Endo Finance Holdings LP, 8.50%, 04/15/31(1)	435,000	460,820
Global Medical Response, Inc., 7.38%, 10/01/32(1)	240,000	248,332
HCA, Inc., 5.50%, 06/01/33	170,000	176,526
HCA, Inc., 5.60%, 04/01/34	365,000	379,260
ICON Investments Six Designated Activity Company, 6.00%, 05/08/34	645,000	678,292
Iqvia, Inc., 5.70%, 05/15/28	200,000	206,230
Iqvia, Inc., 6.25%, 02/01/29	320,000	336,924
LifePoint Health, Inc., 9.88%, 08/15/30(1)	330,000	354,448

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Health Care (continued)

LifePoint Health, Inc., 10.00%, 06/01/32(1)	$195,000	$205,973
Medline Borrower LP, 5.25%, 10/01/29(1)	430,000	431,018
Medline Borrower LP/Medline Co. Issuer, Inc., 6.25%, 04/01/29(1)	40,000	41,335
Molina Healthcare, Inc., 6.25%, 01/15/33(1)	105,000	105,812
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28(1)	535,000	525,049
Prime Healthcare Services, Inc., 9.38%, 09/01/29(1)	380,000	395,964
Royalty Pharma PLC, 5.40%, 09/02/34	750,000	768,399
Tenet Healthcare Corp., 6.00%, 11/15/33(1)	70,000	72,065
Universal Health Services, Inc., 5.05%, 10/15/34	745,000	732,168
Total Health Care		10,165,404
Industrials – 3.3%

Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	477,934	480,498
Arsenal AIC Parent LLC, 11.50%, 10/01/31(1)	320,000	353,013
Aviation Capital Group LLC, 6.75%, 10/25/28(1)	80,000	84,823
Aviation Capital Group LLC, 6.38%, 07/15/30(1)	515,000	550,116
Aviation Capital Group LLC, 4.88%, 01/28/33(1)	305,000	300,720
Boeing Co. (The), 5.81%, 05/01/50	95,000	93,894
Boeing Co. (The), 5.93%, 05/01/60	473,000	465,919
Builders FirstSource, Inc., 6.38%, 03/01/34(1)	570,000	590,479
Carpenter Technology Corp., 5.63%, 03/01/34(1)	15,000	15,240
Chart Industries, Inc., 9.50%, 01/01/31(1)	80,000	84,276
CompoSecure Holdings LLC, 5.63%, 02/01/33(1)	5,000	4,987
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(1)	360,000	272,221
CoStar Group, Inc., 2.80%, 07/15/30(1)	973,000	896,194
Delta Air Lines Through Trust, Series 2015-1, 3.63%, 07/30/27	67,735	67,064
FedEx Freight Holding Co., Inc., 5.25%, 03/15/36(1)	200,000	198,247
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 06/15/32(1)	475,000	500,254
FTAI Aviation Investors LLC, 7.00%, 05/01/31(1)	230,000	242,138
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	320,000	343,003
Herc Holdings, Inc., 7.25%, 06/15/33(1)	110,000	116,467
Herc Holdings, Inc., 6.00%, 03/15/34(1)	250,000	251,407
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	90,000	89,089
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	425,000	429,520
L3harris Technologies, Inc., 5.40%, 07/31/33	525,000	546,839
LBM Acquisition LLC, 6.25%, 01/15/29(1)	625,000	577,789
Madison IAQ LLC, 5.88%, 06/30/29(1)	355,000	354,782
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	605,000	621,693
Neptune Bidco US, Inc., 10.38%, 05/15/31(1)	40,000	42,327
Regal Rexnord Corp., 6.40%, 04/15/33	485,000	518,586
Security Description	Principal	Value
CORPORATE BONDS (continued)

Industrials (continued)

Science Applications International Corp., 4.88%, 04/01/28(1)	$80,000	$79,844
Science Applications International Corp., 5.88%, 11/01/33(1)	285,000	287,428
Sempra Global, 3.25%, 01/15/32(1)	233,000	206,504
Standard Building Solutions, Inc., 6.50%, 08/15/32(1)	165,000	170,249
Standard Building Solutions, Inc., 5.88%, 03/15/34(1)	285,000	284,911
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(1)	340,000	355,517
TransDigm, Inc., 6.63%, 03/01/32(1)	400,000	414,089
TransDigm, Inc., 6.00%, 01/15/33(1)	265,000	270,174
United Airlines Holdings, Inc., 5.38%, 03/01/31	30,000	30,335
United Airlines Pass-Through Trust, Class A, Series 2023-1, 5.80%, 01/15/36	147,522	154,756
United Airlines Pass-Through Trust, Series AA, 5.45%, 02/15/37	299,312	307,377
Veralto Corp., 5.45%, 09/18/33	670,000	696,643
WESCO Distribution, Inc., 6.63%, 03/15/32(1)	60,000	62,769
White Capital Supply Holdings LLC, 7.38%, 11/15/30(1)	120,000	124,716
Total Industrials		12,536,897
Information Technology – 1.3%

Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	130,000	127,917
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	110,000	108,061
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	515,000	536,287
Broadcom, Inc., 3.14%, 11/15/35(1)	600,000	516,176
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	630,000	636,899
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	100,000	100,342
Foundry Jv Holdco LLC, 5.88%, 01/25/34(1)	480,000	496,620
Gartner, Inc., 3.75%, 10/01/30(1)	735,000	697,054
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	335,000	343,228
Oracle Corp., 6.25%, 11/09/32	400,000	417,682
Oracle Corp., 5.50%, 08/03/35	245,000	238,970
Oracle Corp., 5.55%, 02/06/53	120,000	99,851
Rocket Software, Inc., 9.00%, 11/28/28(1)	405,000	404,507
Total Information Technology		4,723,594
Materials – 1.5%

Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	305,000	21,350
Bayport Polymers LLC, 5.14%, 04/14/32(1)	455,000	453,211
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(1)	385,000	403,486
Eagle Materials, Inc., 5.00%, 03/15/36	475,000	465,261
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	101,000	101,444
Jh North America Holdings, Inc., 6.13%, 07/31/32(1)	650,000	662,765
LSB Industries, Inc., 6.25%, 10/15/28(1)	705,000	706,360
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(1)	330,000	324,883
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	85,000	85,490

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Materials (continued)

Solstice Advanced Materials, Inc., 5.63%, 09/30/33(1)	$25,000	$25,144
Sonoco Products Co., 5.00%, 09/01/34	560,000	556,488
Westlake Corp., 5.55%, 11/15/35	650,000	647,874
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	430,000	453,645
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	700,000	669,371
Total Materials		5,576,772
Real Estate – 0.2%

Iron Mountain, Inc., 6.25%, 01/15/33(1)	390,000	394,335
Millrose Properties, Inc., 6.25%, 09/15/32(1)	275,000	278,300
Total Real Estate		672,635
Utilities – 1.7%

AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	285,000	289,151
Alpha Generation LLC, 6.25%, 01/15/34(1)	140,000	140,993
Black Hills Corp., 6.15%, 05/15/34	405,000	434,331
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	370,000	365,770
Dominion Energy, Inc., Series B, 7.00%, (US 5 Year CMT T- Note + 2.51%), 06/01/54(2)	180,000	194,730
Dominion Energy, Inc., 6.20%, (US 5 Year CMT T- Note + 2.01%), 02/15/56(2)	365,000	366,423
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	475,000	497,571
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	470,000	452,385
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	546,000	574,754
Nextera Energy Capital Holdings, Inc., 6.50%, (US 5 Year CMT T- Note + 1.98%), 08/15/55(2)	455,000	478,586
NRG Energy, Inc., 7.00%, 03/15/33(1)	651,000	716,814
Puget Energy, Inc., 4.22%, 03/15/32	275,000	264,776
Southern California Edison Co., 6.00%, 01/15/34	360,000	378,808
Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.50%, 12/15/35(1)	420,000	418,099
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(6)	51,000	51,974
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	310,000	325,887
Vistra Operations Co. LLC, 5.70%, 12/30/34(1)	425,000	435,970
Total Utilities		6,387,022
Total Corporate Bonds
(Cost $97,042,981)		98,654,719
FOREIGN BONDS – 24.0%†

Communication Services – 0.5%

Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(1)	680,000	493,000
Altice France SA, 6.88%, 10/15/30 (France)(1)	762,196	749,958
Altice France SA, 6.50%, 04/15/32 (France)(1)	152,439	148,979
Security Description	Principal	Value
FOREIGN BONDS (continued)

Communication Services (continued)

IHS Holding Ltd., 8.25%, 11/29/31 (Nigeria)(1)	$120,000	$125,736
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	15,925
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32 (Turkey)(1)	150,000	159,793
Total Communication Services		1,693,391
Consumer Discretionary – 0.8%

Ashtead Capital, Inc., 5.80%, 04/15/34 (United Kingdom)(1)	540,000	566,326
Flutter Treasury DAC, 5.88%, 06/04/31 (Ireland)(1)	720,000	729,708
Forvia Se, 6.75%, 09/15/33 (France)(1)	360,000	369,378
Great Canadian Gaming Corp. / Raptor LLC, 8.75%, 11/15/29 (Canada)(1)	265,000	269,641
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Hong Kong)(1)	200,000	198,116
Ontario Gaming GTA LP/OTG Co. Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	390,000	374,813
Opal Bidco SAS, 6.50%, 03/31/32 (France)(1)	35,000	35,737
Sodexo, Inc., 5.80%, 08/15/35 (France)(1)	615,000	640,247
Total Consumer Discretionary		3,183,966
Consumer Staples – 0.5%

Alimentation Couche-Tard, Inc., 5.08%, 09/29/35 (Canada)(1)	785,000	787,054
Froneri Lux FinCo Sarl, 6.00%, 08/01/32 (United Kingdom)(1)	430,000	435,851
Imperial Brands Finance PLC, 5.63%, 07/01/35 (United Kingdom)(1)	645,000	659,851
Total Consumer Staples		1,882,756
Energy – 1.6%

Azule Energy Finance PLC, 8.13%, 01/23/30 (Angola)(1)	125,000	126,596
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 01/24/33 (El Salvador)(1)	111,000	118,909
Constellation Oil Services Holding SA, 9.38%, 11/07/29 (Brazil)(1)	88,000	91,951
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	480,000	454,701
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	128,000	115,103
Enbridge, Inc., 8.50%, (US 5 Year CMT T- Note + 4.43%), 01/15/84 (Canada)(2)	235,000	268,986
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Israel)(1)	78,000	76,084
FS Luxembourg Sarl, 8.88%, 02/12/31 (Brazil)(1)	188,000	199,034
Geopark Ltd., 8.75%, 01/31/30 (Colombia)(1)	171,000	160,047

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Energy (continued)

Harbour Energy PLC, 6.33%, 04/01/35 (United Kingdom)(1)	$560,000	$573,236
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	101,000	101,448
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(1)	350,000	367,287
Petroleos del Peru SA, 4.75%, 06/19/32 (Peru)	260,000	197,470
Petroleos Mexicanos, 6.84%, 01/23/30 (Mexico)	217,000	222,720
Petroleos Mexicanos, 5.95%, 01/28/31 (Mexico)	413,000	403,460
Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)	209,000	209,144
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	147,000	116,670
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	370,000	333,925
Petroleos Mexicanos, 6.95%, 01/28/60 (Mexico)	424,000	345,617
Petronas Capital Ltd., 3.50%, 04/21/30 (Malaysia)(1)	311,000	302,385
Petronas Capital Ltd., 5.85%, 04/03/55 (Malaysia)(1)	420,000	438,686
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, (US 5 Year CMT T- Note + 3.67%), 03/01/55 (Canada)(2)	505,000	534,147
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34 (Canada)	140,000	141,265
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	110,593
YPF SA, 9.50%, 01/17/31 (Argentina)(1)	112,000	118,871
Total Energy		6,128,335
Financials – 2.2%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95%, (US 5 Year CMT T- Note + 2.72%), 03/10/55 (Ireland)(2)	150,000	157,088
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, (US 5 Year CMT T- Note + 2.44%), 01/31/56 (Ireland)(2)	240,000	246,894
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 05/21/30 (Luxembourg)(1)	520,000	542,296
Allianz SE, 6.35%, (US 5 Year CMT T- Note + 3.23%), 09/06/53 (Germany)(1)(2)	205,000	219,130
Allianz SE, 5.60%, (US 5 Year CMT T- Note + 2.77%), 09/03/54 (Germany)(1)(2)	180,000	183,997
Security Description	Principal	Value
FOREIGN BONDS (continued)

Financials (continued)

Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (United Kingdom)(1)	$15,000	$15,480
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	195,000	180,614
Banco de Credito del Peru SA, 6.45%, (US 5 Year CMT T- Note + 2.49%), 07/30/35 (Peru)(1)(2)	230,000	240,638
Banco de Credito e Inversiones SA, 7.50%, (US 5 Year CMT T- Note + 3.77%), perpetual (Chile)(1)(2)(6)	221,000	236,095
Banco Mercantil del Norte SA, 8.38%, (US 5 Year CMT T- Note + 4.07%), perpetual (Mexico)(1)(2)(6)	119,000	126,051
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	465,000	531,814
Bbva Mexico SA Institucion de Banca Multiple Grupo Financiero Bbva Mexico, 8.13%, (US 5 Year CMT T- Note + 4.21%), 01/08/39 (Mexico)(1)(2)	147,000	160,620
BPCE SA, 7.00%, (SOFR + 2.59%), 10/19/34 (France)(1)(2)	315,000	350,607
BPCE SA, 6.92%, (SOFR + 2.61%), 01/14/46 (France)(1)(2)	70,000	74,864
Brookfield Asset Management Ltd., 5.80%, 04/24/35 (Canada)	680,000	708,605
Deutsche Bank AG/New York NY, 5.40%, (SOFR + 2.05%), 09/11/35 (Germany)(2)	640,000	649,424
Natwest Group PLC, 6.48%, (US 5 Year CMT T- Note + 2.20%), 06/01/34 (United Kingdom)(2)	435,000	458,082
Nippon Life Insurance Co., 6.25%, (US 5 Year CMT T- Note + 2.95%), 09/13/53 (Japan)(1)(2)	200,000	211,563
Nippon Life Insurance Co., 6.50%, (US 5 Year CMT T- Note + 3.19%), 04/30/55 (Japan)(1)(2)	345,000	369,350
Societe Generale SA, 6.07%, (US 1 Year CMT T- Note + 2.10%), 01/19/35 (France)(1)(2)	380,000	401,373
Sumitomo Life Insurance Co., 5.88%, (US 5 Year CMT T- Note + 2.65%), 09/10/55 (Japan)(1)(2)	590,000	593,913

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description		Principal	Value
FOREIGN BONDS (continued)

Financials (continued)

Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)		$775,000	$812,374
UBS Group AG, 7.00%, (5-Year USD SOFR + 3.32%), perpetual (Switzerland)(1)(2)(6)		530,000	536,725
UBS Group AG, 4.99%, (US 1 Year CMT T- Note + 2.40%), 08/05/33 (Switzerland)(1)(2)		230,000	233,059
Total Financials			8,240,656
Government – 15.9%
Abu Dhabi Government International Bond, 3.13%, 09/30/49 (United Arab Emirates)(1)		276,000	193,821
Angolan Government International Bond, 8.00%, 11/26/29 (Angola)(1)		231,000	227,505
Angolan Government International Bond, 9.24%, 01/15/31 (Angola)(1)		148,000	149,876
Angolan Government International Bond, 8.75%, 04/14/32 (Angola)(1)		294,000	287,752
Argentine Republic Government International Bond, 0.75%, 07/09/30 (Argentina)(7)		923,760	784,734
Argentine Republic Government International Bond, 4.13%, 07/09/35 (Argentina)(7)		470,000	364,720
Argentine Republic Government International Bond, 4.13%, 07/09/46 (Argentina)(7)		1,480,659	1,090,505
Benin Government International Bond, 7.96%, 02/13/38 (Benin)(1)		260,000	272,713
Brazil Notas Do Tesouro Nacional, 10.00%, 01/01/29 (Brazil)	BRL	5,340,000	944,256
Brazil Notas Do Tesouro Nacional, 10.00%, 01/01/31 (Brazil)	BRL	7,260,000	1,233,207
Brazilian Government International Bond, 6.25%, 03/18/31 (Brazil)		85,000	89,250
Brazilian Government International Bond, 6.00%, 10/20/33 (Brazil)		607,000	615,650
Brazilian Government International Bond, 6.63%, 03/15/35 (Brazil)		886,000	914,795
Brazilian Government International Bond, 7.25%, 01/12/56 (Brazil)		400,000	400,200
Bulgaria Government International Bond, 5.00%, 03/05/37 (Bulgaria)		262,000	258,725
Security Description		Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Chile Government International Bond, 4.35%, 04/13/31 (Chile)		$355,000	$354,112
Chile Government International Bond, 3.50%, 01/31/34 (Chile)		161,000	148,023
Chile Government International Bond, 4.95%, 01/05/36 (Chile)		937,000	945,555
Chile Government International Bond, 5.65%, 01/13/37 (Chile)		220,000	232,734
Chile Government International Bond, 3.25%, 09/21/71 (Chile)		166,000	103,044
Colombia Government International Bond, 7.38%, 04/25/30 (Colombia)		332,000	349,596
Colombia Government International Bond, 6.13%, 01/21/31 (Colombia)		252,000	252,378
Colombia Government International Bond, 8.00%, 11/14/35 (Colombia)		1,214,000	1,303,836
Colombia Government International Bond, 7.75%, 11/07/36 (Colombia)		298,000	313,421
Colombia Government International Bond, 8.75%, 11/14/53 (Colombia)		82,000	90,364
Costa Rica Government International Bond, 6.55%, 04/03/34 (Costa Rica)(1)		467,000	506,462
Costa Rica Government International Bond, 7.30%, 11/13/54 (Costa Rica)(1)		224,000	250,432
Czech Republic Government Bond, Series 138, 1.75%, 06/23/32 (Czech Republic)	CZK	51,040,000	2,179,742
DAE Funding LLC, 3.38%, 03/20/28 (United Arab Emirates)(1)		373,000	364,990
Dominican Republic International Bond, 5.88%, 10/28/35 (Dominican Republic)(1)		468,000	467,942
Dominican Republic International Bond, 6.60%, 06/01/36 (Dominican Republic)(1)		234,000	246,051
Dominican Republic International Bond, 6.95%, 03/15/37 (Dominican Republic)(1)		325,000	348,538
Dominican Republic International Bond, 6.95%, 03/15/37 (Dominican Republic)		498,000	534,068
Eagle Funding Luxco Sarl, 5.50%, 08/17/30 (Mexico)(1)		393,000	399,288
Ecuador Government International Bond, 6.90%, 07/31/30 (Ecuador)(7)		539,045	537,428

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Ecuador Government International Bond, 6.90%, 07/31/35 (Ecuador)(7)	$96,000	$88,056
Ecuador Government International Bond, 9.25%, 01/29/39 (Ecuador)(1)	536,000	552,160
Ecuador Government International Bond, 5.00%, 07/31/40 (Ecuador)(7)	459,000	380,568
Egypt Government International Bond, 5.88%, 02/16/31 (Egypt)(1)	388,000	378,785
Egypt Government International Bond, 8.50%, 01/31/47 (Egypt)(1)	499,000	484,030
Egypt Government International Bond, 8.75%, 09/30/51 (Egypt)(1)	530,000	519,956
El Salvador Government International Bond, 7.65%, 06/15/35 (El Salvador)	330,000	342,540
El Salvador Government International Bond, 7.63%, 02/01/41 (El Salvador)	94,000	94,188
Ethiopia International Bond, 6.63%, perpetual (Ethiopia)(1)(3)(6)	71,000	75,260
Gabon Government International Bond, 6.63%, 02/06/31 (Gabon)(1)	226,000	191,828
Ghana Government International Bond, 5.28%, 07/03/26 (Ghana)(8)	1,600	1,576
Ghana Government International Bond, 5.12%, 01/03/30 (Ghana)(8)	8,058	7,056
Ghana Government International Bond, 5.00%, 07/03/35 (Ghana)(7)	537,600	491,232
Guatemala Government Bond, 6.25%, 08/15/36 (Guatemala)	252,000	263,340
Guatemala Government Bond, 4.65%, 10/07/41 (Guatemala)	195,000	169,182
Guatemala Government Bond, 6.88%, 08/15/55 (Guatemala)(1)	245,000	261,905
Hungary Government International Bond, 6.25%, 09/22/32 (Hungary)(1)	463,000	491,132
Hungary Government International Bond, 5.50%, 06/16/34 (Hungary)(1)	275,000	278,132
Hungary Government International Bond, 6.00%, 09/26/35 (Hungary)(1)	323,000	333,184
Hungary Government International Bond, 5.50%, 03/26/36 (Hungary)(1)	786,000	783,446
Indonesia Government International Bond, 4.55%, 01/11/28 (Indonesia)	200,000	202,300
Security Description		Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)		$218,000	$206,664
Indonesia Government International Bond, 4.75%, 09/10/34 (Indonesia)		304,000	301,112
Indonesia Government International Bond, 5.60%, 01/15/35 (Indonesia)		428,000	449,118
Indonesia Government International Bond, 4.20%, 10/15/50 (Indonesia)		200,000	160,694
Indonesia Government International Bond, 5.10%, 02/10/54 (Indonesia)		60,000	56,572
Indonesia Government International Bond, 3.20%, 09/23/61 (Indonesia)		68,000	42,228
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)		232,000	229,680
Ivory Coast Government International Bond, 8.08%, 04/01/36 (Ivory Coast)(1)		95,000	101,721
Ivory Coast Government International Bond, 8.25%, 01/30/37 (Ivory Coast)(1)		127,000	136,971
Kazakhstan Government International Bond, 5.50%, 07/01/37 (Kazakhstan)(1)		534,000	543,329
Ksa Ijarah Sukuk Ltd., 4.88%, 09/09/35 (Saudi Arabia)(1)		248,000	247,008
Kyrgyz Republic International Bond, 7.75%, 06/03/30 (Kyrgyzstan)(1)		341,000	355,016
Lebanon Government International Bond, 8.25%, 04/12/21 (Lebanon)(3)		398,000	116,415
Lebanon Government International Bond, 7.15%, 11/20/31 (Lebanon)(3)		283,000	83,061
Lebanon Government International Bond, 7.00%, 03/23/32 (Lebanon)(3)		259,000	76,146
Leviathan Bond Ltd., 6.75%, 06/30/30 (Israel)(1)		98,000	100,714
Malaysia Government Bond, Series 0220, 2.63%, 04/15/31 (Malaysia)	MYR	8,990,000	2,203,485
Mexican Bonos, Series M, 8.50%, 05/31/29 (Mexico)	MXN	26,190,000	1,522,071
Mexican Bonos, Series M, 7.75%, 11/13/42 (Mexico)	MXN	13,000,000	647,856
Mexico Government International Bond, 5.85%, 07/02/32 (Mexico)		465,000	478,020

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Mexico Government International Bond, 5.38%, 03/22/33 (Mexico)	$433,000	$429,103
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)	126,000	108,864
Mexico Government International Bond, 6.63%, 01/29/38 (Mexico)	194,000	202,138
Mexico Government International Bond, 6.13%, 02/09/38 (Mexico)	248,000	248,186
Mexico Government International Bond, 3.77%, 05/24/61 (Mexico)	248,000	152,520
Mexico Government International Bond, 3.75%, 04/19/71 (Mexico)	1,248,000	735,072
Nigeria Government International Bond, 9.63%, 06/09/31 (Nigeria)(1)	190,000	215,365
Nigeria Government International Bond, 7.38%, 09/28/33 (Nigeria)(1)	261,000	264,197
Nigeria Government International Bond, 10.38%, 12/09/34 (Nigeria)(1)	707,000	836,558
Nigeria Government International Bond, 8.63%, 01/13/36 (Nigeria)(1)	110,000	117,776
Oman Government International Bond, 6.50%, 03/08/47 (Oman)(1)	851,000	899,201
Oman Government International Bond, 6.75%, 01/17/48 (Oman)(1)	297,000	320,797
Pakistan Government International Bond, 7.38%, 04/08/31 (Pakistan)(1)	342,000	345,078
Panama Government International Bond, 7.50%, 03/01/31 (Panama)	372,000	411,804
Panama Government International Bond, 6.70%, 01/26/36 (Panama)	161,000	172,077
Panama Government International Bond, 8.00%, 03/01/38 (Panama)	225,000	261,900
Panama Government International Bond, 4.30%, 04/29/53 (Panama)	481,000	355,459
Panama Government International Bond, 3.87%, 07/23/60 (Panama)	767,000	500,851
Peruvian Government International Bond, 2.78%, 01/23/31 (Peru)	96,000	88,992
Peruvian Government International Bond, 5.38%, 02/08/35 (Peru)	786,000	802,113
Security Description		Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Peruvian Government International Bond, 3.60%, 01/15/72 (Peru)		$124,000	$78,616
Petroleos de Venezuela SA, 9.00%, 11/17/21 (Venezuela)(3)		2,766,000	988,845
Philippine Government International Bond, 5.50%, 02/04/35 (Philippines)		322,000	335,886
Philippine Government International Bond, 4.75%, 03/05/35 (Philippines)		221,000	219,012
Philippine Government International Bond, 3.70%, 03/01/41 (Philippines)		279,000	231,744
Port of Spain, 7.88%, 02/19/40 (Trinidad & Tobago)		96,667	97,513
Republic of Kenya Government International Bond, 7.88%, 10/09/33 (Kenya)(1)		309,000	311,472
Republic of Kenya Government International Bond, 9.50%, 03/05/36 (Kenya)(1)		199,000	213,328
Republic of Poland Government International Bond, 4.88%, 10/04/33 (Poland)		182,000	183,787
Republic of Poland Government International Bond, 5.13%, 09/18/34 (Poland)		172,000	174,427
Republic of Poland Government International Bond, 5.38%, 02/12/35 (Poland)		675,000	693,515
Republic of Poland Government International Bond, 5.50%, 04/04/53 (Poland)		65,000	61,541
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/48 (South Africa)	ZAR	34,700,000	2,120,585
Republic of South Africa Government International Bond, 5.88%, 06/22/30 (South Africa)		241,000	248,357
Republic of South Africa Government International Bond, 6.13%, 12/11/37 (South Africa)(1)		251,000	244,035
Republic of South Africa Government International Bond, 5.38%, 07/24/44 (South Africa)		78,000	64,506
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)		1,040,000	860,080
Republic of South Africa Government International Bond, 7.95%, 11/19/54 (South Africa)(1)		230,000	241,802

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Republic of Uzbekistan International Bond, 6.90%, 02/28/32 (Uzbekistan)(1)	$328,000	$353,381
Romanian Government International Bond, 5.88%, 01/30/29 (Romania)(1)	142,000	146,906
Romanian Government International Bond, 7.13%, 01/17/33 (Romania)(1)	593,000	648,769
Romanian Government International Bond, 6.38%, 01/30/34 (Romania)(1)	678,000	707,127
Romanian Government International Bond, 5.75%, 03/24/35 (Romania)(1)	556,000	552,754
Saudi Government International Bond, 4.88%, 07/18/33 (Saudi Arabia)(1)	386,000	388,606
Saudi Government International Bond, 5.63%, 01/13/35 (Saudi Arabia)(1)	976,000	1,025,439
Saudi Government International Bond, 5.63%, 01/13/35 (Saudi Arabia)	395,000	415,009
Saudi Government International Bond, 4.88%, 01/12/36 (Saudi Arabia)(1)	496,000	490,537
Senegal Government International Bond, 6.25%, 05/23/33 (Senegal)(1)	257,000	149,010
Sri Lanka Government International Bond, 3.35%, 03/15/33 (Sri Lanka)(1)(7)	58,925	54,211
Sri Lanka Government International Bond, 3.60%, 06/15/35 (Sri Lanka)(1)(7)	666,787	546,699
Sri Lanka Government International Bond, 3.60%, 02/15/38 (Sri Lanka)(1)(7)	426,250	423,266
Trinidad & Tobago Government International Bond, 5.95%, 01/14/31 (Trinidad & Tobago)(1)	95,000	96,425
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad & Tobago)(1)	45,000	45,270
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad and Tobago)	105,000	105,630
Trinidad & Tobago Government International Bond, 6.50%, 01/28/36 (Trinidad and Tobago)(1)	448,000	447,722
Turkey Government International Bond, 7.63%, 04/26/29 (Turkey)	150,000	160,037
Turkiye Government International Bond, 7.25%, 05/29/32 (Turkey)	152,000	159,658
Security Description	Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Turkiye Government International Bond, 7.63%, 05/15/34 (Turkey)	$775,000	$824,945
Turkiye Government International Bond, 6.50%, 01/03/35 (Turkey)	731,000	723,752
Turkiye Government International Bond, 6.95%, 09/16/35 (Turkey)	448,000	454,901
Turkiye Government International Bond, 6.63%, 02/17/45 (Turkey)	214,000	195,042
UAE International Government Bond, 4.95%, 07/07/52 (United Arab Emirates)(1)	145,000	137,224
Ukraine Government International Bond, 4.50%, 02/01/29 (Ukraine)(7)	14,422	11,249
Ukraine Government International Bond, 4.50%, 02/01/29 (Ukraine)(1)(7)	159,422	124,349
Ukraine Government International Bond, 16.34%, 02/01/30 (Ukraine)(7)	2,626	1,667
Ukraine Government International Bond, 16.34%, 02/01/30 (Ukraine)(1)(7)	2,626	1,667
Ukraine Government International Bond, 4.00%, 02/01/32 (Ukraine)(7)	448,900	358,315
Ukraine Government International Bond, 4.00%, 02/01/32 (Ukraine)(1)(7)	474,000	378,015
Ukraine Government International Bond, 12.84%, 02/01/34 (Ukraine)(7)	9,813	4,818
Ukraine Government International Bond, 4.50%, 02/01/35 (Ukraine)(1)(7)	119,825	74,292
Ukraine Government International Bond, 4.50%, 02/01/36 (Ukraine)(1)(7)	4,403	2,690
Ukraine Government International Bond, 4.50%, 02/01/36 (Ukraine)(7)	2,403	1,468
Ukraine Government International Bond, 8.21%, 02/01/36 (Ukraine)(1)(7)	143,000	80,581
Uruguay Government International Bond, 5.10%, 06/18/50 (Uruguay)	750,000	702,375
Uruguay Government International Bond, 4.98%, 04/20/55 (Uruguay)	332,000	300,128
Uzbekneftegaz JSC, 8.75%, 05/07/30 (Uzbekistan)(1)	227,000	246,096

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Government (continued)

Venezuela Government International Bond, 12.75%, 08/23/22 (Venezuela)(3)	$800,000	$356,800
Venezuela Government International Bond, 11.75%, 10/21/26 (Venezuela)(3)	595,000	263,585
Zambia Government International Bond, 5.75%, 06/30/33 (Zambia)(1)(7)	187,371	183,741
Total Government		59,384,708
Health Care – 0.7%

180 Medical, Inc., 5.30%, 10/08/35 (United Kingdom)(1)	955,000	948,650
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Germany)(1)	496,000	491,350
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32 (Denmark)(1)	20,000	20,515
Genmab A/S/Genmab Finance LLC, 7.25%, 12/15/33 (Denmark)(1)	30,000	31,771
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	490,000	483,012
Smith & Nephew PLC, 5.40%, 03/20/34 (United Kingdom)	595,000	612,178
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	32,000	31,824
Total Health Care		2,619,300
Industrials – 0.8%

Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29 (India)(1)	220,000	214,742
Avolon Holdings Funding Ltd., 5.75%, 11/15/29 (Ireland)(1)	355,000	369,101
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(1)	271,544	248,905
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	590,000	606,566
DP World PLC, 6.85%, 07/02/37 (United Arab Emirates)(1)	92,000	103,006
Garda World Security Corp., 8.38%, 11/15/32 (Canada)(1)	245,000	251,717
Limak Yenilenebilir Enerji As, 9.63%, 08/12/30 (Turkey)(1)	100,000	99,386
Movida Europe SA, 7.85%, 04/11/29 (Brazil)(1)	174,000	168,007
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(1)	250,000	262,201
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	490,000	510,112
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	105,000	109,330
Total Industrials		2,943,073
Security Description	Principal	Value
FOREIGN BONDS (continued)

Materials – 0.7%

Capstone Copper Corp., 6.75%, 03/31/33 (Canada)(1)	$275,000	$285,121
Corp. Nacional del Cobre de Chile, 5.95%, 01/08/34 (Chile)(1)	82,000	85,788
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (Chile)	330,000	354,672
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	50,000	51,492
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	510,000	405,297
Maxam Prill Sarl, 7.75%, 07/15/30 (Luxembourg)(1)	415,000	432,582
Samarco Mineracao SA, 9.50%, 06/30/31, (9.5% PIK) (Brazil)(1)(5)	101,723	102,475
Smurfit Kappa Treasury Ulc, 5.44%, 04/03/34 (Ireland)	425,000	438,988
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	150,000	159,404
Trivium Packaging Finance BV, 8.25%, 07/15/30 (Netherlands)(1)	31,000	33,098
Trivium Packaging Finance BV, 12.25%, 01/15/31 (Netherlands)(1)	165,000	180,679
Total Materials		2,529,596
Utilities – 0.3%

Capital Power US Holdings, Inc., 6.19%, 06/01/35 (Canada)(1)	415,000	435,062
Electricite de France SA, 6.90%, 05/23/53 (France)(1)	235,000	261,358
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	230,050
ENEL Finance International NV, 5.50%, 06/26/34 (Italy)(1)	110,000	113,768
Eskom Holdings SOC Ltd., 8.45%, 08/10/28 (South Africa)(1)	188,000	201,630
Total Utilities		1,241,868
Total Foreign Bonds
(Cost $85,815,864)		89,847,649
MORTGAGE BACKED SECURITIES - 21.8%
Agency Mortgage Backed Security - 11.1%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	99,834	103,557
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/53	1,883,919	1,918,406
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	447,752	461,546
Federal Home Loan Mortgage Corporation, 6.00%, 07/01/53	811,443	835,933
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	870,636	895,726

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Agency Mortgage Backed Security (continued)

Federal Home Loan Mortgage Corporation, 4.50%, 08/01/53	$789,559	$779,845
Federal Home Loan Mortgage Corporation, 5.00%, 12/01/53	2,912,808	2,919,224
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/54	2,415,285	2,478,171
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	2,477,198	2,537,504
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/55	3,282,829	3,331,709
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/55	2,890,174	2,933,207
Federal Home Loan Mortgage Corporation, 5.00%, 01/01/55	5,859,757	5,864,583
Federal Home Loan Mortgage Corporation, 5.00%, 03/01/55	2,234,714	2,236,715
Federal Home Loan Mortgage Corporation, 5.50%, 10/01/55	2,320,219	2,357,993
Federal National Mortgage Association, 3.50%, 05/01/49	20,275	18,978
Federal National Mortgage Association, 4.50%, 11/01/52	346,605	341,035
Federal National Mortgage Association, 5.00%, 11/01/52	352,049	353,601
Federal National Mortgage Association, 4.00%, 03/01/53	1,121,732	1,076,575
Federal National Mortgage Association, 6.00%, 04/01/53	441,692	455,842
Federal National Mortgage Association, 5.50%, 07/01/53	221,645	225,206
Federal National Mortgage Association, 4.50%, 08/01/53	1,241,212	1,223,443
Federal National Mortgage Association, 6.00%, 10/01/53	1,738,979	1,788,443
Federal National Mortgage Association, 6.00%, 08/01/54	1,640,991	1,680,651
Federal National Mortgage Association, 6.00%, 01/01/55	2,191,715	2,245,672
Federal National Mortgage Association, 4.00%, 03/01/55	2,646,868	2,538,147
Total Agency Mortgage Backed Security		41,601,712
Commercial Mortgage Backed Securities - 3.9%
Ala Trust, Class A, Series 2025-OANA, 5.42%, (1-Month SOFR + 1.74%), 06/15/40(1)(2)	800,000	807,696
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 4.60%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	195,000	186,521
BBCMS Trust, Class A, Series 2018-CBM, 4.98%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	805,000	787,027
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 5.07%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	518,106	519,257
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	410,000	412,622
Bx Trust, Class C, Series 2025-ROIC, 5.22%, (1-Month SOFR + 1.54%), 03/15/30(1)(2)	649,710	648,250
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)

Bx Trust, Class D, Series 2019-OC11, 3.94%, 12/09/41(1)(2)(9)	$595,000	$569,768
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	370,000	354,617
Cent City, Class A, Series 2025, 4.92%, 07/10/40(1)(2)(9)	820,000	832,537
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	88,667	75,223
Fashion Show Mall LLC, Class A, Series 2024-SHOW, 5.27%, 10/10/41(1)(2)(9)	945,000	962,637
Fontainebleau Miami Beach Mortgage Trust, Class A, Series 2024-FBLU, 5.13%, (1-Month SOFR + 1.45%), 12/15/39(1)(2)	350,000	351,300
Houston Galleria Mall Trust, Class A, Series 2025-HGLR, 5.46%, 02/05/45(1)(2)(9)	650,000	676,754
Hudson Yards Mortgage Trust, Class A, Series 2025-SPRL, 5.47%, 01/13/40(1)(2)(9)	900,000	933,550
J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2024-OMNI, 5.80%, 10/05/39(1)(2)(9)	440,000	448,530
MIRA Trust, Class A, Series 2023-MILE, 6.75%, 06/10/38(1)	270,000	280,314
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	901,000	866,023
New York Commercial Mortgage Trust, Class A, Series 2025-300P, 4.88%, 07/13/42(1)(2)(9)	1,000,000	1,010,266
New York Commercial Mortgage Trust, Class A, Series 2025-299P, 5.66%, 02/10/47(1)(2)(9)	590,000	623,413
RFR Trust, Class A, Series 2025-SGRM, 5.38%, 03/11/41(1)(2)(9)	875,000	894,822
Ride, Class C, Series 2025-SHRE, 6.32%, 02/14/47(1)(2)(9)	600,000	611,909
Rock Trust, Class A, Series 2024-CNTR, 5.39%, 11/13/41(1)	455,000	468,416
Rock Trust, Class C, Series 2024-CNTR, 6.47%, 11/13/41(1)	420,000	437,605
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(9)	665,728	673,098
Total Commercial Mortgage Backed Securities		14,432,155
Residential Mortgage Backed Securities - 6.8%
A&d Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(7)	116,956	117,912
A&d Mortgage Trust, Class A1, Series 2025-NQM2, 5.79%, 06/25/70(1)(2)(9)	388,121	393,731
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(7)	35,662	34,705
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	98,107
Angel Oak Mortgage Trust, Class A1, Series 2023-1, 4.75%, 09/26/67(1)(7)	790,381	789,139
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(9)	57,984	56,885

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)

Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(9)	$449,261	$440,206
Arroyo Mortgage Trust, Class A3, Series 2020-1, 3.33%, 03/25/55(1)	810,000	750,861
Chase Mortgage Finance Corp., Class M4, Series 2016-SH2, 3.75%, 12/25/45(1)(2)(9)	276,345	259,063
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(9)	190,234	182,199
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(9)	351,721	357,671
Colt Mortgage Loan Trust, Class A1, Series 2024-5, 5.12%, 08/25/69(1)(7)	381,411	383,269
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES2, 5.50%, 06/25/60(1)(7)	332,398	336,518
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES3, 4.84%, 09/25/60(1)(7)	747,526	748,348
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(2)(9)	830,562	816,910
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(9)	446,109	405,935
Deephaven Residential Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(9)	57,071	53,853
Ellington Financial Mortgage Trust, Class A1, Series 2025-NQM2, 5.60%, 06/25/70(1)(2)(9)	443,735	449,728
Federal Home Loan Mortgage Corporation, 5.50%, 07/01/53	1,050,690	1,069,018
GCAT Trust, Class A1, Series 2020-NQM1, 3.25%, 01/25/60(1)(7)	133,385	132,060
IRV Trust, Class B, Series 2025-200P, 5.44%, 03/14/47(1)(2)(9)	810,000	821,546
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(9)	262,339	265,682
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(9)	435,900	441,162
J.P. Morgan Mortgage Trust, Class A3, Series 2024-NQM1, 5.95%, 02/25/64(1)(7)	220,860	223,022
J.P. Morgan Mortgage Trust, Class A1, Series 2025-NQM5, 4.88%, 05/25/65(1)(2)(9)	441,281	443,225
J.P. Morgan Seasoned Mortgage Trust, Class A4, Series 2024-1, 4.38%, 01/25/63(1)(2)(9)	320,539	316,042
LHome Mortgage Trust, Class A1, Series 2024-RTL1, 7.02%, 01/25/29(1)(7)	560,000	563,576
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(9)	203,861	202,122
MFA Trust, Class A1, Series 2022-INV2, 4.95%, 07/25/57(1)(7)	543,509	543,015
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(7)	360,502	362,717
MFA Trust, Class A1, Series 2025-NQM5, 5.19%, 11/25/70(1)(2)(9)	642,671	647,086
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)

Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(9)	$257,741	$252,008
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(9)	328,982	322,211
New Residential Mortgage Loan Trust, Class A1, Series 2024-NQM3, 5.47%, 11/25/64(1)(7)	210,382	213,752
New York Mortgage Trust, Class A1, Series 2024-CP1, 3.75%, 02/25/68(1)(2)(9)	243,527	229,150
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(7)	282,529	283,938
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(7)	513,179	520,148
OBX Trust, Class A1, Series 2024-NQM3, 6.13%, 12/25/63(1)(7)	94,568	95,693
OBX Trust, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(7)	384,970	390,335
Pmt Loan Trust, Class A7, Series 2025-INV7, 6.00%, 06/25/56(1)(2)(9)	713,862	725,423
Pmt Loan Trust, Class A2, Series 2024-INV1, 6.00%, 10/25/59(1)(2)(9)	567,147	575,651
Pmt Loan Trust, Class A1, Series 2024-INV2, 6.00%, 12/25/59(1)(2)(9)	269,250	274,495
Pret Trust, Class A1, Series 2025-NPL1, 6.06%, 02/25/55(1)(7)	449,438	450,175
Pretium Mortgage Credit Partners, Class A1, Series 2024-RPL1, 3.90%, 10/25/63(1)(2)(9)	885,294	857,891
PRKCM Trust, Class A1A, Series 2022-AFC1, 4.10%, 04/25/57(1)(2)(9)	1,262,826	1,266,404
RCKT Mortgage Trust, Class A1A, Series 2023-CES1, 6.52%, 06/25/43(1)(2)(9)	116,621	116,978
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(9)	179,970	181,714
RCKT Mortgage Trust, Class A1A, Series 2025-CES5, 5.69%, 05/25/55(1)(7)	420,133	426,543
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(9)	37,992	37,277
SG Residential Mortgage Trust, Class A1, Series 2021-1, 1.16%, 07/25/61(1)(2)(9)	935,555	795,997
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(9)	30,881	29,888
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(9)	1,425,000	1,368,335
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(2)(9)	655,000	633,858
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(9)	100,000	93,088
Towd Point Mortgage Trust, Class A2, Series 2019-2, 3.75%, 12/25/58(1)(2)(9)	940,000	865,806
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(9)	100,000	86,317
Towd Point Mortgage Trust, Class A1A, Series 2025-CES4, 5.09%, 10/25/65(1)(7)	803,894	809,533

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)

Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(7)	$255,527	$258,458
Verus Securitization Trust 2025-7, Class A1, Series 2025-7, 5.13%, 08/25/70(1)(7)	334,478	336,993
Visio Trust, Class A1, Series 2019-2, 2.72%, 11/25/54(1)(2)(9)	12,015	11,975
Visio Trust, Class A2, Series 2022-1, 5.85%, 08/25/57(1)(7)	59,568	59,603
Total Residential Mortgage Backed Securities		25,274,950
Total Mortgage Backed Securities
(Cost $80,389,599)		81,308,817
ASSET BACKED SECURITIES – 8.9%
ACHV ABS Trust, Class A, Series 2024-1PL, 5.90%, 04/25/31(1)	22,612	22,721
ACM Auto Trust, Class A, Series 2024-2A, 6.06%, 02/20/29(1)	45,675	45,706
ACM Auto Trust, Class A, Series 2025-2A, 5.55%, 06/20/28(1)	317,003	317,456
American Credit Acceptance Receivables Trust, Class C, Series 2024-1, 5.63%, 01/14/30(1)	79,754	80,089
American Credit Acceptance Receivables Trust, Class C, Series 2024-4, 4.91%, 08/12/31(1)	535,000	537,983
Applebee's Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	549,000	557,395
Aqua Finance Issuer Trust, Class A, Series 2025-A, 5.25%, 12/19/50(1)	434,982	443,295
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	520,000	524,758
Arivo Acceptance Auto Loan Receivables Trust, Class A2, Series 2025-1A, 4.92%, 05/15/29(1)	800,000	802,534
Arivo Acceptance Auto Loan Receivables Trust, Class B, Series 2024-1A, 6.87%, 06/17/30(1)	228,000	232,927
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	360,000	369,555
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2022-5A, 6.24%, 04/20/27(1)	80,000	80,195
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2024-2A, 7.43%, 10/20/28(1)	614,000	630,409
Bojangles Issuer LLC, Class A2, Series 2024-1A, 6.58%, 11/20/54(1)	458,850	464,750
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2025-1, 5.15%, 12/17/29	520,000	526,508
Business Jet Securities LLC, Class A, Series 2024-2A, 5.36%, 09/15/39(1)	307,155	309,574
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	200,000	201,829
Commercial Equipment Finance 2025-1 LLC, Class A, Series 2025-1A, 4.83%, 05/15/31(1)	650,386	655,868
Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Class A, Series 2024-1A, 5.68%, 03/15/34(1)	$162,000	$163,254
Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	17,694	17,783
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	300,000	304,052
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	155,000	157,682
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	385,000	385,684
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)(3)(4)	48,000	26,400
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	17,071	17,159
Finbe USA Trust, Class B, Series 2025-1A, 6.60%, 12/16/30(1)	675,000	675,597
First Help Financial LLC, Class C, Series 2024-3A, 5.43%, 03/17/31(1)	570,000	544,999
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	834,438	858,409
Flagship Credit Auto Trust, Class D, Series 2023-1, 6.46%, 05/15/29(1)	510,000	498,731
Foundation Finance Trust, Class A, Series 2024-2A, 4.60%, 03/15/50(1)	234,227	235,297
GLS Auto Receivables Issuer Trust, Class C, Series 2024-2A, 6.03%, 02/15/30(1)	245,000	250,080
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	44,006	44,334
GLS Auto Receivables Issuer Trust, Class D, Series 2025-1A, 5.61%, 11/15/30(1)	900,000	916,307
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	425,000	439,393
Hardee's Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	840,038	871,805
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	198,070	202,334
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	388,327	396,835
HINNT LLC, Class B, Series 2025-B, 4.75%, 05/15/45(1)	464,651	465,911
Jersey Mike's Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	535,950	547,733
Jersey Mike's Funding LLC, Class A2I, Series 2026-1A, 4.95%, 02/15/56(1)	560,000	560,000
LAD Auto Receivables Trust, Class D, Series 2023-2A, 6.30%, 02/15/31(1)	135,000	137,545
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	32,737	33,154
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	119,252	120,061
Lendbuzz Securitization Trust, Class B, Series 2024-3A, 5.03%, 11/15/30(1)	437,000	435,687
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	360,000	360,287
Mariner Finance Issuance, Class A, Series 2025-AA, 4.98%, 05/20/38(1)	780,000	791,300
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	525,000	526,887
Metronet Infrastructure Issuer LLC, Class A2, Series 2025-2A, 5.40%, 08/20/55(1)	560,000	569,071
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	835,000	849,279

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	$14,658	$14,690
Mpower Education Trust, Class A, Series 2025-A, 6.62%, 07/21/42(1)	424,168	435,816
MVW LLC, Class A, Series 2024-1A, 5.32%, 02/20/43(1)	114,940	117,161
MVW LLC, Class B, Series 2021-1WA, 1.44%, 01/22/41(1)	255,687	248,264
Octane Receivables Trust, Class A, Series 2025-RVM1, 4.48%, 12/20/46(1)	797,038	799,413
Octane Receivables Trust, Class A2, Series 2025-1A, 4.25%, 02/20/31(1)	810,000	810,434
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	355,000	355,789
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	73,476	73,886
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	356,252	356,865
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	270,000	277,610
Planet Fitness Master Issuer LLC, Class A2I, Series 2024-1A, 5.77%, 06/05/54(1)	562,875	572,519
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	97,941	101,092
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	180,000	180,739
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(9)	526,219	533,422
RCKT Mortgage Trust, Class A1A, Series 2024-CES3, 6.59%, 05/25/44(1)(2)(9)	615,232	625,620
RCKT Trust, Class C, Series 2025-1A, 5.16%, 07/25/34(1)	840,000	845,014
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	128,085	128,928
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	310,000	314,367
Santander Drive Auto Receivables Trust, Class C, Series 2022-5, 4.74%, 10/16/28	16,392	16,403
Scalelogix Abs US Issuer LLC, Class A2, Series 2025-1A, 5.67%, 07/25/55(1)	700,000	702,544
Sotheby's Artfi Master Trust, Class A1, Series 2026-1A, 4.80%, 06/20/33(1)	925,000	927,602
Star Trust, Class A, Series 2025-SFR5, 5.13%, (1-Month SOFR + 1.45%), 02/17/42(1)(2)	339,552	340,091
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	700,000	699,625
Taco Bell Funding LLC, Class A2I, Series 2025-1A, 4.82%, 08/25/55(1)	755,000	752,927
Trafigura Securitisation Finance PLC, Class A2, Series 2024-1A, 5.98%, 11/15/27(1)	635,000	643,991
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	316,800	323,345
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	260,405	261,046
Upgrade Master Pass-Through Trust, Class A, Series 2025-ST4, 5.50%, 08/16/32(1)	538,202	540,894
Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Upx Hil Issuer Trust, Class A, Series 2025-1, 5.16%, 01/25/47(1)	$360,322	$362,548
Usq Rail III LLC, Class A, Series 2024-1A, 4.99%, 09/28/54(1)	368,168	368,729
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	250,000	257,680
Westlake Automobile Receivables Trust, Class B, Series 2024-1A, 5.55%, 11/15/27(1)	218,000	218,739
Westlake Automobile Receivables Trust, Class C, Series 2025-2A, 4.85%, 01/15/31(1)	700,000	708,606
ZAXBY'S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	225,380	215,098
Total Asset Backed Securities
(Cost $33,083,050)		33,338,099
TERM LOANS – 8.5%
Communication Services - 0.9%
Century DE Buyer LLC, 6.67%, (1-Month SOFR + 3.00%), 10/30/30(2)	395,129	392,759
CMG Media Corp., 7.27%, (3-Month SOFR + 3.60%), 06/18/29(2)	233,311	218,729
Cogeco Communications USA II LP, 6.92%, (1-Month SOFR + 3.25%), 09/18/30(2)	187,178	178,889
Eagle Broadband Investments LLC, 6.93%, (1-Month SOFR + 3.26%), 11/12/27(2)	363,574	347,896
Gray Media, Inc., 6.81%, (3-Month SOFR + 3.00%), 12/01/28(2)	183,544	183,118
Level 3 Financing, Inc., 6.92%, (1-Month SOFR + 3.25%), 03/29/32(2)	215,000	215,591
McGraw-Hill Education, Inc., 6.42%, (3-Month SOFR + 2.75%), 08/06/31(2)	159,912	160,887
Neptune Bidco US, Inc., 8.66%, (1-Month SOFR + 0.00%), 01/28/33(2)	715,000	705,912
Numericable US LLC, 7.80%, (3-Month SOFR + 4.13%), 05/01/28(2)	184,073	184,303
Numericable US LLC, 8.74%, (1-Month SOFR + 5.06%), 10/30/28(2)	36,595	36,640
Playtika Holding Corp., 6.54%, (1-Month SOFR + 2.86%), 03/13/28(2)	303,407	295,123
TKO Worldwide Holdings LLC, 5.87%, (3-Month SOFR + 2.00%), 11/21/31(2)	139,300	139,761
Univision Communications, Inc., 7.29%, (1-Month SOFR + 3.50%), 01/31/29(2)	226,350	226,563
Total Communication Services		3,286,171
Consumer Discretionary - 1.1%
AI Aqua Merger Sub, Inc., 6.65%, (3-Month SOFR + 3.00%), 07/31/28(2)	88,651	88,784
AI Aqua Merger Sub, Inc., 6.85%, (3-Month SOFR + 3.00%), 07/31/28(2)	133,816	134,018
Beach Acquisition Bidco LLC, 6.92%, (1-Month SOFR + 3.25%), 09/13/32(2)	270,000	270,844
BIFM CA Buyer, Inc., 6.92%, (1-Month SOFR + 3.25%), 05/31/28(2)	168,375	168,972
Catawba Nation Gaming Authority, 8.42%, (3-Month SOFR + 4.75%), 03/29/32(2)	160,000	163,700
Delivery Hero Finco LLC, 8.84%, (SOFR + 5.00%), 12/12/29(2)	176,850	177,292
ECL Entertainment LLC, 6.67%, (1-Month SOFR + 3.00%), 08/30/30(2)	218,004	218,140

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Consumer Discretionary (continued)
Harbor Freight Tools USA, Inc, 5.92%, (1-Month SOFR + 2.25%), 06/11/31(2)	$220,610	$218,318
Hunter Douglas, Inc., 6.67%, (1-Month SOFR + 3.00%), 01/17/32(2)	84,718	84,648
KUEHG Corp., 6.42%, (1-Month SOFR + 2.75%), 06/12/30(2)	272,319	257,427
Lernen US Finco LLC, 7.16%, (1-Month SOFR + 3.50%), 10/27/31(2)	357,432	358,177
Mavis Tire Express Services Topco Corp., 6.67%, (1-Month SOFR + 3.00%), 05/04/28(2)	203,463	203,754
Motion Finco Sarl, 7.17%, (3-Month SOFR + 3.50%), 11/12/29(2)	152,505	130,915
OMNIA Partners LLC, 6.45%, (1-Month SOFR + 2.75%), 12/31/32(2)	79,002	79,195
Petco Health & Wellness Co., Inc., 7.18%, (1-Month SOFR + 3.51%), 03/03/28(2)	253,879	253,817
Petco Health & Wellness Co., Inc., 8.04%, (1-Month SOFR + 0.00%), 01/22/31(2)	215,000	210,815
TMF Sapphire Bidco BV, 6.40%, (1-Month SOFR + 2.75%), 05/03/28(2)	351,104	351,250
TRQ Sales LLC, 6.92%, (3-Month SOFR + 0.00%), 12/30/32(2)	160,000	159,600
TruGreen LP, 7.77%, (6-Month SOFR + 4.10%), 11/02/27(2)	236,327	232,132
Wand NewCo 3, Inc., 6.17%, (3-Month SOFR + 2.50%), 01/30/31(2)	295,477	295,670
Total Consumer Discretionary		4,057,468
Consumer Durables - 0.0%(10)
Gloves Buyer, Inc., 7.67%, (1-Month SOFR + 4.00%), 05/21/32(2)	154,613	154,065
Consumer Non-Durables - 0.1%
Aggreko Holdings, Inc., 6.87%, (1-Month SOFR + 3.00%), 05/21/31(2)	362,082	361,121
Consumer Staples - 0.2%
Aspire Bakeries Holdings LLC, 6.67%, (1-Month SOFR + 3.00%), 12/23/30(2)	202,950	204,261
Del Monte Foods Corp II, Inc., 13.28%, (3-Month SOFR + 9.60%), 04/02/26(2)	24,785	19,952
Del Monte Foods Corp II, Inc., 13.28%, (1-Month SOFR + 9.60%), 04/02/26(2)	16,716	16,090
Del Monte Foods, Inc., 8.10%, (3-Month SOFR + 4.40%), 08/02/28(2)(3)	4,389	208
Del Monte Foods, Inc., 8.17%, (3-Month SOFR + 4.40%), 08/02/28(2)(3)	27,045	1,285
Del Monte Foods, Inc., 8.60%, (3-Month SOFR + 0.00%), 08/02/28(2)(3)	72,377	1,493
Del Monte Foods, Inc., 11.92%, (3-Month SOFR + 0.00%), 08/02/28(2)(3)	13,808	6,950
Nourish Buyer I, Inc., 7.67%, (1-Month SOFR + 4.00%), 07/09/32(2)	85,000	85,124
Red SPV LLC, 5.92%, (1-Month SOFR + 2.25%), 03/15/32(2)	233,825	234,411
Snacking Investments US LLC, 6.67%, (1-Month SOFR + 3.00%), 10/29/32(2)	75,000	75,356
Total Consumer Staples		645,130
Consumer, Cyclical - 0.2%
AI Aqua Merger Sub, Inc., 6.42%, (SOFR + 0.00%), 07/31/28(2)	125,000	124,688
EG America LLC, 6.92%, (1-Month SOFR + 0.00%), 01/29/31(2)	570,000	568,575
Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Cyclical (continued)
Total Consumer, Cyclical		$693,263
Energy - 0.4%
Blackfin Pipeline LLC, 6.69%, (1-Month SOFR + 3.00%), 09/29/32(2)	$289,275	291,565
CVR CHC LP, 7.67%, (1-Month SOFR + 4.00%), 12/30/27(2)	224,273	224,273
Freeport LNG Investments LLLP, 6.92%, (3-Month SOFR + 3.25%), 12/21/28(2)	252,696	253,296
Freeport LNG Investments LLLP, 6.92%, (1-Month SOFR + 0.00%), 01/30/33(2)	290,000	289,456
M6 ETX Holdings II Midco LLC, 6.17%, (1-Month SOFR + 2.50%), 04/01/32(2)	172,892	173,288
Traverse Midstream Partners LLC, 6.17%, (3-Month SOFR + 2.50%), 02/16/28(2)	293,688	294,495
Total Energy		1,526,373
Financials - 0.7%
Acrisure LLC, 6.67%, (3-Month SOFR + 3.00%), 11/06/30(2)	231,685	231,308
Ardonagh Group Finco Pty Ltd., 6.37%, (1-Month SOFR + 2.75%), 02/15/31(2)	202,972	202,719
Ardonagh Group Finco Pty Ltd., 6.42%, (3-Month SOFR + 2.75%), 02/15/31(2)	10,420	10,407
Broadstreet Partners Group LLC, 6.17%, (1-Month SOFR + 2.50%), 06/13/31(2)	356,257	354,779
CRC Insurance Group LLC, 6.42%, (3-Month SOFR + 2.75%), 05/06/31(2)	575,000	574,462
Focus Financial Partners LLC, 6.17%, (1-Month SOFR + 2.50%), 09/15/31(2)	478,695	476,520
ION Platform Finance US, Inc., 7.42%, (1-Month SOFR + 3.75%), 10/07/32(2)	220,000	196,717
NorthAB LLC, 6.17%, (3-Month SOFR + 2.50%), 11/24/28(2)	429,582	406,722
PEX Holdings LLC, 6.42%, (1-Month SOFR + 2.75%), 11/20/31(2)	233,238	233,431
Total Financials		2,687,065
Health Care - 1.0%
Agiliti Health, Inc., 6.58%, (3-Month SOFR + 3.00%), 05/01/30(2)	136,054	129,308
Amneal Pharmaceuticals LLC, 7.17%, (1-Month SOFR + 3.50%), 08/02/32(2)	169,575	170,423
Argent Finco LLC, 6.18%, (1-Month SOFR + 0.00%), 11/12/32(2)	230,000	230,935
Bausch + Lomb Corp., 7.42%, (1-Month SOFR + 3.75%), 01/15/31(2)	128,988	130,116
Dechra Finance US LLC, 6.64%, (3-Month SOFR + 3.00%), 01/27/32(2)	228,275	228,960
Endo Finance Holdings, Inc., 7.42%, (3-Month SOFR + 3.75%), 04/23/31(2)	29,625	29,681
Financiere Mendel SASU, 6.59%, (1-Month SOFR + 2.75%), 11/08/30(2)	54,450	54,731
Genmab A/S, 6.73%, (1-Month SOFR + 3.00%), 12/12/32(2)	75,000	75,368
Global Medical Response, Inc., 7.17%, (1-Month SOFR + 3.50%), 10/01/32(2)	304,680	306,086
Grifols Worldwide Operations USA, Inc., 5.92%, (3-Month SOFR + 2.10%), 11/15/27(2)	500,000	499,915
Hologic, Inc., 5.92%, (1-Month SOFR + 0.00%), 01/14/33(2)	255,000	253,455
Lannett Co., Inc., 2.00%, (SOFR + 0.00%), 06/16/30(2)(4)	1,286	991

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Health Care (continued)
LifePoint Health, Inc., 7.15%, (6-Month SOFR + 3.50%), 05/16/31(2)	$24,688	$24,668
LifePoint Health, Inc., 7.42%, (1-Month SOFR + 3.75%), 05/16/31(2)	237,386	237,646
Lumexa Imaging, Inc., 6.70%, (1-Month SOFR + 3.00%), 12/17/32(2)	130,000	130,732
Modivcare Buyer LLC, 8.69%, (1-Month SOFR + 5.00%), 12/02/30(2)	13,774	12,950
PAREXEL International Corp., 6.42%, (1-Month SOFR + 2.75%), 12/12/31(2)	90,000	90,112
Radiology Partners, Inc., 8.17%, (1-Month SOFR + 4.50%), 06/30/32(2)	254,363	254,862
Southern Veterinary Partners LLC, 6.17%, (1-Month SOFR + 2.50%), 12/04/31(2)	272,817	272,989
Star Parent, Inc., 7.67%, (1-Month SOFR + 4.00%), 09/27/30(2)	293,506	294,030
Upstream Newco, Inc., 8.18%, (1-Month SOFR + 4.51%), 11/20/29(2)	211,835	192,044
VetStrategy Canada Holdings, Inc., 7.42%, (1-Month SOFR + 3.75%), 12/12/28(2)	103,942	104,111
Total Health Care		3,724,113
Industrials - 1.6%
AlixPartners LLP, 5.67%, (1-Month SOFR + 2.00%), 08/12/32(2)	420,000	418,238
Allied Universal Holdco LLC, 6.92%, (1-Month SOFR + 3.25%), 08/20/32(2)	269,325	270,154
Amentum Holdings, Inc., 5.67%, (3-Month SOFR + 2.00%), 09/29/31(2)	323,984	324,389
Arcline FM Holdings LLC, 6.42%, (1-Month SOFR + 2.75%), 06/23/30(2)	364,641	366,236
Brown Group Holding LLC, 6.22%, (1-Month SOFR + 0.00%), 07/01/31(2)	16,702	16,726
Brown Group Holding LLC, 6.32%, (1-Month SOFR + 0.00%), 07/01/31(2)	22,864	22,898
Brown Group Holding LLC, 6.34%, (1-Month SOFR + 0.00%), 07/01/31(2)	35,434	35,486
Chariot Buyer LLC, 6.42%, (1-Month SOFR + 2.75%), 09/08/32(2)	267,152	267,288
Columbus McKinnon Corp., 7.17%, (1-Month SOFR + 0.00%), 01/21/33(2)	135,000	134,325
CompoSecure Holdings LLC, 5.93%, (1-Month SOFR + 2.25%), 01/14/33(2)	115,000	114,929
Cornerstone Building Brands, Inc., 7.03%, (1-Month SOFR + 3.35%), 04/12/28(2)	103,106	80,165
Cornerstone Building Brands, Inc., 8.18%, (3-Month SOFR + 4.50%), 05/15/31(2)	79,000	54,609
CPM Holdings, Inc, 8.20%, (3-Month SOFR + 4.50%), 09/28/28(2)	230,017	227,215
DXP Enterprises, Inc./TX, 6.92%, (1-Month SOFR + 3.25%), 10/11/30(2)	69,825	70,366
Dynamo US Bidco, Inc., 6.94%, (1-Month SOFR + 3.25%), 09/30/31(2)	69,127	69,321
Gloves Buyer, Inc., 7.67%, (1-Month SOFR + 4.00%), 05/21/32(2)	84,788	84,487
Green Infrastructure Partners, Inc., 6.42%, (1-Month SOFR + 2.75%), 09/24/32(2)	150,000	150,282
Innio Holding GmbH, 5.93%, (1-Month SOFR + 2.25%), 11/02/28(2)	270,000	270,394
Karman Holdings, Inc., 6.42%, (1-Month SOFR + 0.00%), 04/01/32(2)	260,000	261,139
Security Description	Principal	Value
TERM LOANS (continued)
Industrials (continued)
OPENLANE, Inc., 6.37%, (1-Month SOFR + 2.50%), 10/08/32(2)	$75,000	$75,141
PAC Aviation International, Inc., 6.92%, (3-Month SOFR + 3.25%), 10/28/30(2)	470,000	466,183
Pye-Barker Fire & Safety LLC, 6.16%, (1-Month SOFR + 0.00%), 12/16/32(2)	165,300	165,575
Pye-Barker Fire & Safety LLC, 6.16%, (1-Month SOFR + 0.00%), 12/16/32(2)	24,700	24,741
Rand Parent LLC, 6.67%, (3-Month SOFR + 3.00%), 03/18/30(2)	149,246	149,759
TK Elevator Midco Gmbh, 6.38%, (1-Month SOFR + 2.75%), 04/30/30(2)	208,429	209,198
WEC US Holdings, Inc., 5.70%, (1-Month SOFR + 2.00%), 01/27/31(2)	980,956	981,182
White Cap Supply Holdings LLC, 6.92%, (3-Month SOFR + 3.25%), 10/19/29(2)	177,750	177,655
Win Waste Innovations Holdings, Inc., 6.54%, (1-Month SOFR + 2.86%), 03/24/28(2)	326,849	328,330
Total Industrials		5,816,411
Information Technology - 1.5%
Applied Systems, Inc., 6.17%, (1-Month SOFR + 2.50%), 02/24/31(2)	337,425	335,579
Applied Systems, Inc., 8.17%, (3-Month SOFR + 4.50%), 02/23/32(2)	10,000	10,152
Ascend Learning LLC, 6.72%, (3-Month SOFR + 3.00%), 12/11/28(2)	182,015	180,480
Central Parent LLC, 6.92%, (1-Month SOFR + 3.25%), 07/06/29(2)	254,702	205,035
Cloud Software Group, Inc., 6.92%, (1-Month SOFR + 3.25%), 03/21/31(2)	948	921
Cloud Software Group, Inc., 6.92%, (1-Month SOFR + 3.25%), 03/21/31(2)	377,105	366,735
CNT Holdings I Corp., 6.17%, (3-Month SOFR + 2.25%), 11/08/32(2)	262,741	262,796
ConnectWise LLC, 7.43%, (1-Month SOFR + 3.76%), 09/29/28(2)	131,938	127,651
DG Investment Intermediate Holdings 2, Inc., 6.92%, (3-Month SOFR + 3.25%), 07/09/32(2)	443,016	444,861
Ensemble RCM LLC, 6.67%, (3-Month SOFR + 0.00%), 01/28/33(2)	375,000	371,719
Gainwell Acquisition Corp., 7.77%, (3-Month SOFR + 4.10%), 10/01/27(2)	419,107	402,166
Garda World Security Corp., 6.42%, (1-Month SOFR + 2.75%), 02/01/29(2)	521,000	521,000
Genesys Cloud Services, Inc., 6.17%, (3-Month SOFR + 2.50%), 01/30/32(2)	269,069	263,773
Indicor LLC, 6.42%, (1-Month SOFR + 2.75%), 11/22/29(2)	340,344	340,731
Lsf12 Crown US Commercial Bidco LLC, 6.68%, (1-Month SOFR + 3.00%), 12/02/31(2)	252,597	253,386
Neptune Bidco US, Inc., 8.77%, (3-Month SOFR + 5.10%), 04/11/29(2)	403,308	403,897
Project Ruby Ultimate Parent Corp., 6.54%, (3-Month SOFR + 2.86%), 03/10/28(2)	122,334	121,665
Proofpoint, Inc, 6.67%, (1-Month SOFR + 3.00%), 08/31/28(2)	261,535	260,146
Resilience Parent LLC, 6.16%, (3-Month SOFR + 0.00%), 01/21/33(2)	175,000	175,000

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Information Technology (continued)
Rocket Software, Inc., 7.42%, (1-Month SOFR + 3.75%), 11/28/28(2)	$186,913	$179,145
UKG, Inc., 6.17%, (3-Month SOFR + 2.50%), 02/10/31(2)	166,347	162,569
Viasat, Inc., 8.29%, (3-Month SOFR + 4.61%), 03/02/29(2)	216,134	216,100
Total Information Technology		5,605,507
Materials - 0.5%
Clydesdale Acquisition Holdings, Inc., 6.85%, (1-Month SOFR + 3.18%), 04/13/29(2)	285,000	284,051
Graham Packaging Co., Inc., 5.92%, (1-Month SOFR + 0.00%), 01/14/33(2)	270,000	270,098
INEOS US Finance LLC, 6.92%, (1-Month SOFR + 3.25%), 02/19/30(2)	287,681	208,569
Kloeckner Pentaplast of America, Inc., 9.02%, (3-Month SOFR + 0.00%), 03/12/26(2)(3)	289,005	46,241
Lummus Technology Holdings V LLC, 6.17%, (3-Month SOFR + 2.50%), 12/31/29(2)	361,650	362,583
Magnera Corp., 8.07%, (3-Month SOFR + 4.25%), 11/04/31(2)	247,351	245,558
Nouryon Finance BV, 7.04%, (1-Month SOFR + 3.25%), 04/03/28(2)	297,830	298,202
USALCO LLC, 7.17%, (3-Month SOFR + 0.00%), 09/30/31(2)	181,148	181,148
USALCO LLC, 7.17%, (1-Month SOFR + 0.00%), 09/30/31(2)	18,852	18,852
Total Materials		1,915,302
Media/Telecom - Broadcasting - 0.1%
Directv Financing LLC, 9.18%, (3-Month SOFR + 5.51%), 08/02/29(2)	262,123	262,868
EOC Borrower LLC, 6.42%, (1-Month SOFR + 2.50%), 03/24/32(2)	283,575	284,107
Total Media/Telecom - Broadcasting		546,975
Service - 0.1%
Cotiviti, Inc., 6.45%, (3-Month SOFR + 2.75%), 05/01/31(2)	206,775	191,914
Fugue Finance LLC, 6.57%, (1-Month SOFR + 2.75%), 01/09/32(2)	368,926	367,081
Total Service		558,995
Utilities - 0.1%
AL GCX Fund VIII Holdings LLC, 5.67%, (1-Month SOFR + 2.00%), 01/30/32(2)	178,789	179,152
Hamilton Projects Acquiror LLC, 6.17%, (3-Month SOFR + 2.50%), 05/30/31(2)	143,218	144,164
Total Utilities		323,316
Total Term Loans
(Cost $32,444,486)		31,901,275

U.S. GOVERNMENT SECURITIES – 7.0%
U.S. Treasury Bond
4.63%, 02/15/55	7,810,000	7,483,566
U.S. Treasury Note
4.63%, 06/30/26	2,635,000	2,645,375
4.00%, 07/31/29	1,065,000	1,076,773
4.25%, 01/31/30	4,280,000	4,364,346
Security Description	Principal	Value
U.S. GOVERNMENT SECURITIES (continued)
3.88%, 07/31/30	$2,540,000	$2,552,006
4.00%, 02/15/34	5,530,000	5,485,285
4.63%, 02/15/35	2,490,000	2,568,882
Total U.S. Government Securities
(Cost $26,096,650)		26,176,233
EXCHANGE TRADED FUNDS - 0.5%
Debt Funds - 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF	12,928	1,048,719
SPDR Bloomberg Barclays High Yield Bond ETF	9,747	953,452
Total Debt Funds		2,002,171
Total Exchange Traded Funds
(Cost $1,932,770)		2,002,171
COMMON STOCKS - 0.1%
Communication Services - 0.1%
Altice France SA*	6,745	128,923
Consumer Discretionary - 0.0%(10)
West Marine (Rising Tide)*(4)	38	—
Health Care - 0.0%(10)
Lannett Co., Inc.*(4)	277	5,872
Modivcare Buyer LLC*	2,671	17,806
Total Health Care		23,678
Total Common Stocks
(Cost $109,841)		152,601

TOTAL INVESTMENTS - 97.2%
(Cost $356,915,241)		363,381,564
Other Assets in Excess of Liabilities - 2.8%		10,582,901
Net Assets - 100.0%		$373,964,465

†	Principal disclosed in USD unless otherwise stated.
*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2026, the aggregate value of these securities was $165,393,971, or 44.2% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.
(3)	Security in default, no interest payments are being received.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Payment in-kind security, which may pay interest/dividends in additional par/shares and/or in cash.
(6)	Perpetual security with no contractual maturity date.
(7)	Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2026.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(9)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(10)	Amount rounds to less than 0.05%.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2026 (unaudited)

Abbreviations:
CMT — Constant Maturity Treasury Index
ETF — Exchange Traded Fund
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Currency Abbreviations

BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Corporate Bonds	$—	$98,654,380	$339		$98,654,719
Foreign Bonds	—	89,847,649	—		89,847,649
Mortgage Backed Securities	—	81,308,817	—		81,308,817
Asset Backed Securities	—	33,311,699	26,400		33,338,099
Term Loans	—	31,900,284	991		31,901,275
U.S. Government Securities	—	26,176,233	—		26,176,233
Exchange Traded Funds	2,002,171	—	—		2,002,171
Common Stocks	146,729	—	5,872	(1)	152,601
Total	$2,148,900	$361,199,062	$33,602		$363,381,564

(1) Includes internally fair valued securities currently priced at zero ($0).

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2026.